Investment in Joint Venture	12 Months Ended
Dec. 31, 2023
Investment in Joint Venture
Investment in Joint Venture

15. Investment in Joint Venture

On June 26, 2023, the Company entered into a joint venture agreement (the “Joint Venture Agreement”) with Pharmaceutical Investment Company (“PIC” or “Lifera”), a closed joint stock company incorporated pursuant to the laws of Saudi Arabia and a wholly-owned subsidiary of the Public Investment Fund (PIF) based in Riyadh, to form a joint venture under the laws of Saudi Arabia.
According to the joint venture agreement, the founding capital is to be provided 80% (SAR 80,000,000; EUR 19,892k) by PIC and 20% (SAR 20,000,000; EUR 4,973k) by the Company and will be used to finance business operations, including the establishment of a laboratory competence center in the Kingdom of Saudi Arabia (“KSA”). Pursuant to the Joint Venture Agreement, and subject to the terms and conditions contained therein, the Company and PIC have established a limited liability company in Saudi Arabia, Genomics Innovations Company Limited, (the “JV”) on November 19, 2023. The joint venture will be involved in providing state-of-the-art multiomic testing services to patients, health systems, biopharma clients, and research institutions in Saudi Arabia and countries of the Gulf Cooperation Council (GCC).

The Group’s interest in the JV is accounted for using the equity method in the consolidated financial statements. Management obtained financial information from the JV as a reporting package based in local GAAP and analyzed the necessary adjustment to convert the information into IFRS based financial statements. Summarized financial information of the joint venture, and reconciliation with the carrying amount of the investment in the consolidated financial statements are set out below:

Summary financial information of the JV:

Dec 31, 2023	in SAR k	in EUR k

Non‑current assets	40,000	9,946
Current assets	60,000	14,919
Cash and Cash equivalents	60,000	14,919
	100,000	24,865

Equity	93,818	23,328
Non‑current liabilities	—	—
Current liabilities	6,182	1,537
	100,000	24,865

Dec 31, 2023	in SAR k	in EUR k

Operating loss	(6,000)	(1,465)
Loss before tax	(6,000)	(1,465)
Loss for the year	(6,182)	(1,509)
Total comprehensive loss for the year	(6,182)	(1,509)

The details of the movement in investments accounted for by the equity method in 2023 was as follows:

	% Holding	Investments accounted for by the equity method	Share of (loss) income of investments accounted for by the Equity method
in EUR k		Dec 31, 2023	2023

Investment in Joint Venture	20%	2,784	(302)

Total		2,784	(302)

in EUR k	2023
As of January 1	—
Additions	4,973
Disposals	—
Translation differences and other comprehensive income (loss)	—
Loss	(302)
Dividends	—
Transfers and others	(1,887)
As of December 31	2,784

Following this, to finance the contribution, the Company entered into a convertible loan agreement that was signed on October 26, 2023. Cash of USD 30 million (EUR 28.3 million) was received from PIC on October 30, 2023 (Note 21.1).

Pursuant to the Joint Venture establishment mentioned above, the Company and PIC have agreed to a Technology Transfer and Intellectual Property License Agreement, a Consultancy Agreement and a Laboratory Services Agreement.

As mentioned in note 8.1, as a result from the transfer of technology and the license of the company’s Intellectual Property (“IP”), which amounted to a gain of EUR 9,436k, the Company recognized the 20% as a deduction of its investment in the joint venture according to IAS 28.28, amounted to EUR 1,887k.